Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Current Assets
Cash and cash equivalents	$ 8,282,771	$ 12,272,444
Accounts receivable, net	721,600	505,074
Prepaid expenses and other current assets	592,566	434,444
Current assets of discontinued operations		231,978
Total Current Assets	9,596,937	13,443,940
Property and equipment, net	12,436,040	15,252,357
Intangible assets, net	2,562,287	3,652,490
Goodwill	1,674,281	1,674,281
Other assets	381,660	369,769
Total Assets	26,651,205	34,392,837
Current Liabilities
Accounts payable	219,366	323,625
Accrued expenses	1,103,340	911,210
Accrued interest	709,233
Deferred revenues	975,089	1,161,520
Current maturities of capital lease obligations	411,309	791,009
Current liabilities of discontinued operations	1,030,535	1,240,000
Deferred rent	168,985	110,738
Long-term debt, net of debt discount of $1,803,742	0	31,487,253
Total Current Liabilities	4,617,857	36,025,355
Long-Term Liabilities
Long-term debt, net of debt discount of $1,005,292	33,301,998
Capital lease obligations, net of current maturities	204,752	158,703
Other	920,937	1,062,237
Total Long-Term Liabilities	34,427,687	1,220,940
Total Liabilities	39,045,544	37,246,295
Commitments (Note 15)
Stockholders' Deficit
Common stock, par value $0.001; 200,000,000 shares authorized; 394,399 and 244,369 shares issued and outstanding, respectively	394	244
Additional paid-in-capital	174,676,619	173,801,022
Accumulated deficit	(187,071,354)	(176,655,227)
Total Stockholders' Deficit	(12,394,339)	(2,853,458)
Total Liabilities and Stockholders' Deficit	26,651,205	34,392,837
Series A Preferred Stock [Member]
Stockholders' Deficit
Preferred stock
Series B Convertible Preferred Stock [Member]
Stockholders' Deficit
Preferred stock
Series C Convertible Preferred Stock [Member]
Stockholders' Deficit
Preferred stock
Series D Convertible Preferred Stock [Member]
Stockholders' Deficit
Preferred stock		2
Series E Convertible Preferred Stock [Member]
Stockholders' Deficit
Preferred stock		500
Series F Convertible Preferred Stock [Member]
Stockholders' Deficit
Preferred stock		1
Series G Convertible Preferred Stock [Member]
Stockholders' Deficit
Preferred stock	1
Series H Convertible Preferred Stock [Member]
Stockholders' Deficit
Preferred stock	$ 1